Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9:- SHAREHOLDERS’ EQUITY

a.	On February 22, 2023, the Company’s shareholders approved a change in the Company’s ordinary shares par value from NIS 0.25 per share to no par value. All par value data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	Issuance of ordinary shares and warrants:

1.	On April 1, 2024 the Company issued 5,000 ordinary shares to certain service provider in exchange for it services. The shares issued were valued at the amount of $112 which were recorded to general and administrative expenses during the year ended December 31, 2024

2.	On July 3, 2024, the Company’s shareholders meeting approved the increase of the Company’s authorized share capital by additional 1,666,667 such that following the increase, the authorized share capital was 3,333,334 ordinary shares.

3.	On August 8, 2024, the Company entered into an inducement offer letter with certain existing warrants holder, according to which, the holder has exercised 285,714 of his warrants for an exercise price of $17.50 per share into Company’s ordinary shares, totaling a $5,000 gross consideration. Total issuance expenses were $512. As part of the inducement letter, the Company issued to the holder new warrants to purchase 571,429 of the Company’s ordinary shares for an exercise price of $22.50 per share. In addition, the Company has also issued warrants to purchase 20,000 of its ordinary shares for an exercise price of $21.90 per share as issuance costs.

4.

On August 30, 2024, the Company entered into at-the-market offering agreement with H.C. Wainwright & Co (the “Agent”), according to which the Company may offer and sell, from time to time, its ordinary shares represented as ADSs, through the Agent in an at the market offering (“ATM”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended.

As of December 31, 2024, the Company issued 99,037 ordinary shares for net proceeds of $2,223 through the ATM.

5.	During 2025, the Company issued 530,698 ordinary shares for net proceeds of $2,933 through its ATM.

6.	On April 6, 2025 the Company issued 10,000 ordinary shares to certain service provider in exchange for its services. The shares issued were valued at the amount of $141 which were recorded to general and administrative expenses during the year ended December 31, 2025.

7.	On April 14, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue in a registered direct offering (the “April 2025 Offering”) an aggregate of 250,000 ordinary shares of the Company at an offering price of $12.0 per share (the “Ordinary Shares”).

Aggregate gross proceeds to the Company were approximately $3,000, before deducting fees payable to the placement agent and other offering expenses payable by the Company.

As part of the April 2025 Offering, the Company incurred an aggregate issuance costs of $452 recorded net of the Company’s additional paid in capital. The Company also issued to the placement agent warrants equal to 7.0% of the aggregate number of ordinary Shares represented by ADSs, or 17,500 ordinary Shares represented by 8,750 ADSs, at an exercise price of $30.0 per ADS and a term expiring on April 14, 2030.

The Company accounted for the aforementioned warrants as freestanding instrument classified at part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40. The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC 815-40, following the adoption of ASU 2021-04.

8.	On June 30, 2025, the Company’s shareholders meeting approved the increase of the Company’s authorized share capital by an additional 3,333,334 such that following the increase, the authorized share capital was 6,666,667 ordinary shares.

9.	On July 28, 2025, the Company completed a public offering (the “July 2025 Offering”) for aggregate gross proceeds (without taking into account any from any future exercises of warrants) of $5,000 gross proceeds (approximately $4,200 net of issuance cost). The Company issued to the holder from the July 2025 Offering (i) 125,000 ordinary shares (represented by 62,500ADSs, (ii) 354,167 pre-funded warrants to purchase up to 708,334 of the Company’s ordinary shares (represented by 354,167 ADSs (the “Pre-Funded Warrants”), and (iii) 833,333 warrants to purchase up to 1,666,667 of the Company’s ordinary shares (represented by 833,333 ADSs (the “Common Warrants” and together with the Pre-Funded Warrants, the “Warrants”).

The Pre-Funded Warrants will be immediately exercisable at a nominal exercise price ($11.98 per ADS) and may be exercised at any time until exercised in full. The Common Warrants have an exercise price of $6.0 per share ($12.0 per ADS), are immediately exercisable, and expire on the two-year anniversary of the date of issuance.

As part of the July 2025 Offering, the Company incurred an aggregate issuance cost of $837 recorded net of the Company’s additional paid in capital.

The Company also issued to the placement agent warrants equal to 7.0% of the aggregate number of ordinary Shares represented by 58,334 ordinary Shares (represented by 29,167 ADSs), at an exercise price of $7.5 per share ($15.0 per ADS) and a term expiring on July 28, 2029.

10.	In August and September 2025, the investors from July 2025 Offering exercised 125,000 pre-funded ADSs into 250,000 ordinary shares.

11.	On November 10, 2025, a Special General Meeting of Shareholders of the Company approved to:

●	Increase authorized share capital by 7,333,333 so following the resolution, Company’s authorized share capital is 14,000,000 ordinary shares, no par value per share.

●	Perform a reverse split at a ratio of 1:3,000.

Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares underlying each of the Company’s American Depositary Shares (ADSs), such that its ratio of ADSs to ordinary shares will change from one (1) ADS representing three hundred (300) ordinary shares to a new ratio of one (1) ADS representing two (2) ordinary shares and no adjustment will be made to the outstanding number of the ADSs of the Company.

For accounting purposes, all share and per share amounts for ordinary share, preferred shares, warrants, options and loss per share amounts have been adjusted to give retroactive effect to the forward and reverse share splits for all periods presented in these financial statements.

Any fractional shares of more than one-half of one whole share that resulted from the reverse share splits have been rounded up to the nearest whole share.

12.	On November 18, 2025, the investors from July 2025 Offering exercised 229,167 pre-funded ADSs into 458,334 ordinary shares.

13.	On November 18, 2025, the Company entered into an agreement with the holder of warrants to purchase 833,333 ADS previously issued on July 29, 2025 to purchase 1,666,667 ordinary shares, pursuant to which in consideration for the holder’s waiver of certain standstill provisions, the Company reduced the exercise price of such warrants from $12.0 per ADS to $9.34 per ADS.

c.	Warrants to purchase ordinary share:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2025:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

December 2021	3,500	$200.0
January 2023 agent	9,545	$68.75
November 2023	243,377	$17.50
November 2023 agent	13,746	$19.13
August 2024	571,429	$22.50
August 2024 agent	20,000	$21.90
April 2025	17,500	$15.0
July 2025	1,666,667	$4.67
July 2025	58,333	$7.50
	2,604,097

As of December 31, 2025 and 2024, all of the Company’s outstanding warrants are classified as part of the Company’s equity.

d.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 28,333.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”) and approved the reserve of 33,333 of the Company’s ordinary shares to issuance under the 2023 Plan.

Under the Company’s Plans, the Company may grant its officers, directors, employees and consultants, share options. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

As of December 31, 2025, 8,667 shares available for future grant under the Company’s 2023 Plans.

e.	Share-based payment transactions granted by the Company:

The following table summarizes Company’s option activity during the year ended December 31, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2024	41,610	90	7.1	-
Grants	8,000	16.01	10	-
Forfeited/expired	(77)	-	-	-

Outstanding at December 31, 2025	49,533	87.31	6.6	-

Vested and expected to vest at December 31, 2025	49,533	87.31	6.6	-

Exercisable at December 31, 2025	25,497	143.98	5.7	-

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2025, 2024 and 2023 was 6.6 years, 7.1 years and 5.88 years, respectively.

e.	The weighted average grant date fair value in 2025 was $8.0, in 2024 was $60 and in 2023 was $30 and the remaining compensation costs not yet recognized as of December 31, 2025 is $133 with a weighted average period of 7.6 years to recognize these expenses.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2025	2024	2023

Risk-free interest rate	4.04%-4.21%	4.64%-5.09%	3.95%-3.96%
Expected volatility	79.56%-79.82%	83.40%-83.94%	84.30%-84.76%
Dividend yield	0%	0%	0%
Contractual life (in years)	10	9.75-10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5	2.5

d.	Expenses recognized in the financial statements:

	Year ended December 31,
	2025	2024	2023

Research and development	$57	$75	$83
General and administrative (*)	283	287	178
	340	362	261

(*)	Including $141 and $112 share based compensation for services provided in 2025 and 2024, refer to note 9(b)(6) and note 9(b)(1), respectively.